CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Receipts from sales	$ 49,620	$ 48,875
Payments to suppliers and employees	(27,922)	(17,919)
Payments of transaction-related costs	(13,282)
Settlements of restoration provision	(29)
Payments for commodity derivative settlements, net	(3,667)	(1,042)
Income taxes received, net		3,896
Federal witholding tax paid	(2,301)
Other operating activities		(238)
NET CASH PROVIDED BY OPERATING ACTIVITIES	2,419	33,572
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for development expenditure	(40,717)	(47,681)
Payments for exploration expenditure	(1,927)	(7,589)
Payments for acquisition of oil and gas properties	(220,132)
Sale of non-current assets		14,478
Payments for property and equipment	(79)	(399)
NET CASH USED IN INVESTING ACTIVITIES	(262,855)	(41,191)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the issuance of shares	253,517
Payments for costs of capital raisings	(10,260)
Borrowing costs paid, net of capitalized portion	(12,436)	(5,272)
Deferred financing fees capitalized	(16,724)
Receipts from foreign currency derivatives	6,849
Proceeds from borrowings	250,000	16,699
Repayments of borrowings	(210,194)	(16,949)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	260,752	(5,522)
Net increase (decrease) in cash held	316	(13,141)
Cash and cash equivalents at beginning of year	5,761	17,463
Effect of exchange rates on cash	180	(4)
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 6,257	$ 4,318